Property and Equipment (Details) - Schedule of property and equipment - Property, Plant and Equipment [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 836,910	$ 679,154
Less: accumulated depreciation	(486,185)	(295,045)
Equipment, net	350,725	384,109
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	139,381	41,564
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	200,844	189,906
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	6,113	6,113
Software [Member]
Property, Plant and Equipment [Line Items]
Total	415,774	366,773
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 74,798	$ 74,798